Cover	Nov. 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	001-41048
Entity Registrant Name	INTEGRATED RAIL AND RESOURCES ACQUISITION CORP.
Entity Central Index Key	0001854795
Entity Tax Identification Number	86-2581754
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 W. Morse Boulevard
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	321
Local Phone Number	972-1583
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	OTC Pink: IRRXU
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	OTC Pink: IRRX
Redeemable warrants
Title of 12(b) Security	Warrants
Trading Symbol	OTC Pink: IRRXW